Income Tax - Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
2017	$ 16
2018	89
2019	80
2020	16
2021	3
Thereafter	600
Total	$ 804	$ 827